Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025 USD ($) shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure [Text Block]	We do not have any formal policies regarding the timing of awards of options in relation to the disclosure of material nonpublic information. On June 30, 2025, we granted Virgilio D. Torres an option to purchase 323,884 shares of the Company’s Common Stock with an exercise price of $0.36. As a result of the Company’s 1-for-15 reverse stock split, effected on December 1, 2025, the number of shares issuable upon the exercise of this option was reduced to 21,592, with an exercise price of $5.40 per share. On July 2, 2025, we filed a Current Report on Form 8-K announcing that the Company had received deficiency letters from the Listing Qualifications Department of Nasdaq. Accordingly, the June 30, 2025 grant occurred during a period beginning four business days before the filing of a Form 8-K that disclosed material nonpublic information and ending one business day after the filing of such report. The table below provides the information required by Item 402(x) of Regulation S-K:
Award Timing, How MNPI Considered [Text Block]	it is anticipated that the Board will take material nonpublic information into account when determining the timing and terms of such an award, with the goal being to not grant such awards close in time to the release of any material nonpublic information.
MNPI Disclosure Timed for Compensation Value [Flag]	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Virgilio D. Torres, Chief Financial Officer, Secretary and Director	June 30, 2025	21,592	5.40	2.58	6.34%

Virgilio D. Torres [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name		Virgilio D. Torres
Number of Securities Underlying the Award | shares		21,592
Exercise Price of the Award | $ / shares		$ 5.40
Grant Date Fair Value of the Award | $		$ 2.58
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately prior to the Disclosure of Material Non-Public		0.0634